Income Taxes - Components of Earnings (Loss) from Continuing Operations Before Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Domestic	$ (95.1)	$ (1,449.0)	$ (77.6)
Foreign	272.8	(433.6)	267.0
Earnings (loss) from continuing operations before income tax provision (benefit)	$ 177.7	$ (1,882.6)	$ 189.4